Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 43,525	$ 43,314	$ 42,262
Total other comprehensive income (loss)	366	(1,106)	(517)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect	155
Ending balance	44,540	43,525	43,314
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,318)	(212)	305
Accumulated Other comprehensive income (loss) before reclassifications, net of ($185), $359 and $60 tax effect, respectively	356	(772)	(188)
Amounts reclassified from accumulated other comprehensive income, net of $4, ($210), and ($207) tax effect, respectively	10	(334)	(329)
Total other comprehensive income (loss)	366	(1,106)	(517)
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect	(155)
Ending balance	$ (1,107)	$ (1,318)	$ (212)